Trade and Finance Receivables (Finance Receivables Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes, loans and financing receivable, net, current	$ 4,000	$ 4,000
Notes, loans and financing receivable, net, noncurrent	27,000	30,000
Chilean growers [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Grower receivable related to a Chilean grower of grapes and other produce, gross - noncurrent	30,000	32,000
Reserve for advances made to a Chilean grower of grapes and other produce			32,000
Financing receivable, allowance for credit losses, recovery	$ 2,000